UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-03591
Investment Company Act File Number

Calvert Variable Series, Inc.
(Exact Name of Registrant as Specified in Charter)

4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

(301) 951-4800
(Registrant's telephone number, including area code)

December 31
Date of Fiscal Year End

March 31, 2017
Date of Reporting Period

Item 1. Schedule of Investments

Calvert VP SRI Balanced Portfolio
Calvert VP SRI Mid Cap Portfolio

CALVERT VP SRI BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2017 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 59.6%

Aerospace & Defense - 0.9%
CAE, Inc.	144,000	2,200,309
Hexcel Corp.	11,326	617,833
		2,818,142

Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	19,820	1,531,888

Auto Components - 0.9%
Delphi Automotive plc	36,053	2,901,906

Banks - 4.3%
Citigroup, Inc.	28,519	1,706,007
KeyCorp	117,000	2,080,260
US Bancorp	87,284	4,495,126
Wells Fargo & Co.	104,164	5,797,768
		14,079,161

Beverages - 1.1%
PepsiCo, Inc.	31,128	3,481,978

Biotechnology - 1.7%
Biogen, Inc. *	2,211	604,532
Celgene Corp. *	7,297	907,966
Gilead Sciences, Inc.	38,894	2,641,680
Incyte Corp. *	4,786	639,744
Vertex Pharmaceuticals, Inc. *	6,000	656,100
		5,450,022

Building Products - 0.7%
Johnson Controls International plc	55,774	2,349,201

Capital Markets - 1.3%
Charles Schwab Corp. (The)	30,525	1,245,725

See notes to Schedule of Investments

Credit Suisse Group AG ADR *	123,215	1,828,511
Lazard Ltd., Class A	27,816	1,279,258
		4,353,494

Chemicals - 0.6%
PPG Industries, Inc.	17,187	1,806,010

Commercial Services & Supplies - 1.0%
Deluxe Corp.	43,415	3,133,261

Containers & Packaging - 0.7%
WestRock Co.	43,308	2,253,315

Diversified Consumer Services - 0.6%
Bright Horizons Family Solutions, Inc. *	14,086	1,021,094
ServiceMaster Global Holdings, Inc. *	26,623	1,111,510
		2,132,604

Diversified Telecommunication Services - 1.5%
Verizon Communications, Inc.	98,572	4,805,385

Electric Utilities - 0.3%
Portland General Electric Co.	18,587	825,635

Electrical Equipment - 0.6%
Hubbell, Inc.	16,563	1,988,388

Electronic Equipment & Instruments - 1.0%
Avnet, Inc.	73,601	3,367,982

Energy Equipment & Services - 2.2%
National Oilwell Varco, Inc.	51,188	2,052,127
Oceaneering International, Inc.	60,693	1,643,567
TechnipFMC plc *	80,330	2,610,725
US Silica Holdings, Inc.	17,260	828,307
		7,134,726

Equity Real Estate Investment Trusts (REITs) - 1.7%
CubeSmart	108,527	2,817,361
Equity Residential	26,912	1,674,465
Simon Property Group, Inc.	6,200	1,066,586
		5,558,412

See notes to Schedule of Investments

Food & Staples Retailing - 1.1%
CVS Health Corp.	12,340	968,690
Performance Food Group Co. *	117,976	2,807,829
		3,776,519

Food Products - 2.4%
Blue Buffalo Pet Products, Inc. *	48,943	1,125,689
General Mills, Inc.	26,459	1,561,346
Mondelez International, Inc., Class A	44,815	1,930,630
Pinnacle Foods, Inc.	55,519	3,212,884
		7,830,549

Gas Utilities - 0.5%
ONE Gas, Inc.	9,374	633,682
UGI Corp.	21,241	1,049,306
		1,682,988

Health Care Equipment & Supplies - 1.1%
Abbott Laboratories	16,157	717,532
Danaher Corp.	35,205	3,011,084
		3,728,616

Health Care Providers & Services - 0.6%
McKesson Corp.	13,275	1,968,151

Household Durables - 1.0%
Newell Brands, Inc.	71,232	3,360,013

Independent Power and Renewable Electricity Producers - 0.1%
NextEra Energy Partners LP	7,121	235,919

Industrial Conglomerates - 0.8%
General Electric Co.	88,904	2,649,339

Insurance - 3.4%
American Financial Group, Inc.	34,855	3,325,864
Chubb Ltd.	34,930	4,759,212
First American Financial Corp.	80,988	3,181,209
		11,266,285

Internet & Direct Marketing Retail - 1.0%
Amazon.com, Inc. *	3,598	3,189,771

Internet Software & Services - 3.8%
Alphabet, Inc., Class C *	6,139	5,092,669
eBay, Inc. *	101,957	3,422,696

See notes to Schedule of Investments

Facebook, Inc., Class A *	27,193	3,862,766
		12,378,131

IT Services - 0.9%
Amdocs Ltd.	50,022	3,050,842

Life Sciences - Tools & Services - 0.6%
Thermo Fisher Scientific, Inc.	13,549	2,081,126

Machinery - 1.4%
Dover Corp.	31,261	2,511,822
Fortive Corp.	36,119	2,175,086
		4,686,908

Media - 2.2%
Interpublic Group of Cos., Inc. (The)	50,140	1,231,940
Time Warner, Inc.	30,771	3,006,634
Walt Disney Co. (The)	26,985	3,059,829
		7,298,403

Metals & Mining - 0.7%
Reliance Steel & Aluminum Co.	29,308	2,345,226

Multi-Utilities - 1.0%
Avista Corp.	5,663	221,140
CMS Energy Corp.	37,672	1,685,445
Sempra Energy	12,537	1,385,339
		3,291,924

Oil, Gas & Consumable Fuels - 0.8%
ONEOK, Inc.	50,328	2,790,184

Personal Products - 0.8%
Estee Lauder Cos., Inc. (The), Class A	29,251	2,480,192

Pharmaceuticals - 4.2%
Eli Lilly & Co.	25,381	2,134,796
Johnson & Johnson	50,797	6,326,766
Pfizer, Inc.	158,844	5,434,053
		13,895,615

See notes to Schedule of Investments

Road & Rail - 0.5%
Norfolk Southern Corp.	14,718	1,647,974

Semiconductors & Semiconductor Equipment - 2.6%
Broadcom Ltd.	5,885	1,288,580
Intel Corp.	118,839	4,286,523
NXP Semiconductors NV *	14,339	1,484,086
Texas Instruments, Inc.	20,298	1,635,207
		8,694,396

Software - 1.9%
Adobe Systems, Inc. *	8,683	1,129,919
Intuit, Inc.	8,872	1,029,063
Microsoft Corp.	30,964	2,039,289
Oracle Corp.	47,898	2,136,730
		6,335,001

Specialty Retail - 1.8%
Advance Auto Parts, Inc.	8,575	1,271,330
Home Depot, Inc. (The)	15,000	2,202,450
TJX Cos., Inc. (The)	32,089	2,537,598
		6,011,378

Technology Hardware, Storage & Peripherals - 2.8%
Apple, Inc.	65,217	9,369,074

Total Common Stocks (Cost $180,904,400)		196,016,034

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - 6.7%

Automobile - 0.4%
Avis Budget Rental Car Funding LLC, Series 2012-2A, Class A, 2.802%, 5/20/18 (a)	166,667	166,880
Capital Automotive REIT, Series 2014-1A, Class A, 3.66%, 10/15/44 (a)	550,000	535,950
Ford Credit Auto Owner Trust/Ford Credit, Series 2014-1, Class B, 2.41%, 11/15/25 (a)	200,000	200,916
Skopos Auto Receivables Trust:
Series 2015-2A, Class A, 3.55%, 2/15/20 (a)	186,468	186,710
Series 2015-1A, Class B, 5.43%, 12/15/23 (a)	300,000	301,724
		1,392,180

Other - 6.0%
American Homes 4 Rent:
Series 2014-SFR1, Class B, 2.293%, 6/17/31 (a)(b)	130,000	129,733
Series 2014-SFR1, Class C, 2.693%, 6/17/31 (a)(b)	200,000	199,784

See notes to Schedule of Investments

Series 2014-SFR1, Class D, 3.043%, 6/17/31 (a)(b)	100,000	100,108
Series 2014-SFR1, Class E, 3.443%, 6/17/31 (a)(b)	500,000	499,999
Series 2014-SFR2, Class A, 3.786%, 10/17/36 (a)	671,531	692,662
Apidos CLO XXI, Series 2015-21A, Class C, 4.574%, 7/18/27 (a)(b)	200,000	200,346
AVANT Loans Funding Trust:
Series 2016-A, Class A, 4.11%, 5/15/19 (a)	17,906	17,919
Series 2016-B, Class A, 3.92%, 8/15/19 (a)	34,603	34,685
Series 2016-C, Class A, 2.96%, 9/16/19 (a)	134,154	134,368
Citi Held For Asset Issuance:
Series 2015-PM2, Class A, 2.35%, 3/15/22 (a)	10,783	10,787
Series 2015-PM2, Class B, 4.00%, 3/15/22 (a)	1,135,000	1,142,825
Series 2015-PM3, Class B, 4.31%, 5/16/22 (a)	350,000	353,627
Series 2016-MF1, Class A, 4.48%, 8/15/22 (a)	108,624	109,965
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2, 4.474%, 3/20/43 (a)	1,056,922	1,048,321
Colony American Homes, Series 2014-1A, Class B, 2.293%, 5/17/31 (a)(b)	200,000	199,582
Colony Starwood Homes Trust:
Series 2016-1A, Class C, 3.593%, 7/17/33 (a)(b)	150,000	152,918
Series 2016-1A, Class D, 4.043%, 7/17/33 (a)(b)	151,000	153,468
Conn Funding II LP:
Series 2016-A, Class A, 4.68%, 4/16/18 (a)	45,360	45,409
Series 2016-A, Class B, 8.96%, 8/15/18 (a)	100,000	101,287
Series 2016-B, Class A, 3.73%, 10/15/18 (a)	522,865	524,317
Series 2016-B, Class B, 7.34%, 3/15/19 (a)	200,000	204,134
DB Master Finance LLC, Series 2015-1A, Class A2I, 3.262%, 2/20/45 (a)	784,000	788,118
Driven Brands Funding LLC:
Series 2015-1A, Class A2, 5.216%, 7/20/45 (a)	493,750	482,156
Series 2016-1A, Class A2, 6.125%, 7/20/46 (a)	149,250	151,851
Dryden 40 Senior Loan Fund, Series 2015-40A, Class D, 4.739%, 8/15/28 (a)(b)	250,000	248,388
Element Rail Leasing I LLC:
Series 2014-1A, Class A1, 2.299%, 4/19/44 (a)	114,077	111,339
Series 2014-1A, Class A2, 3.668%, 4/19/44 (a)	300,000	294,917
Series 2014-1A, Class B1, 4.406%, 4/19/44 (a)	350,000	331,358
Element Rail Leasing II LLC, Series 2015-1A, Class A2, 3.585%, 2/19/45 (a)	600,000	577,048
FOCUS Brands Funding LLC:
Series 2017-1A, Class A2I, 3.857%, 4/30/47 (a)	140,000	140,700
Series 2017-1A, Class A2II, 5.093%, 4/30/47 (a)	180,000	179,991
FRS I LLC, Series 2013-1A, Class A2, 3.08%, 4/15/43 (a)	386,697	379,355
GCAT LLC, Series 2015-1, Class A1, 3.625%, 5/26/20 (a)(b)	150,354	150,369
GLC Trust, Series 2014-A, Class A, 3.00%, 7/15/21 (a)	16,797	16,751
GMAT Trust, Series 2015-1A, Class A1, 4.25%, 9/25/20 (a)(b)	154,085	154,098
InSite Issuer LLC, Series 2016-1A, Class C, 6.414%, 11/15/46 (a)	25,000	25,386
Invitation Homes Trust:
Series 2015-SFR2, Class C, 2.00%, 6/17/32 (a)(b)	100,000	100,307
Series 2015-SFR2, Class E, 4.093%, 6/17/32 (a)(b)	400,000	403,161
Series 2015-SFR3, Class D, 3.693%, 8/17/32 (a)(b)	200,000	200,956
OneMain Financial Issuance Trust:

See notes to Schedule of Investments

Series 2014-1A, Class A, 2.43%, 6/18/24 (a)	365,825	365,896
Series 2014-1A, Class B, 3.24%, 6/18/24 (a)	150,000	150,273
Series 2014-2A, Class A, 2.47%, 9/18/24 (a)	72,349	72,466
Series 2015-2A, Class A, 2.57%, 7/18/25 (a)	545,000	546,103
OWS Structured Asset Trust, Series 2016-NPL1, Class A1, 3.75%, 7/25/56 (a)(b)	245,105	245,921
PennyMac LLC, Series 2015-NPL1, Class A1, 4.00%, 3/25/55 (a)(b)	85,274	85,707
Progress Residential Trust:
Series 2016-SFR1, Class B, 2.943%, 9/17/33 (a)(b)	260,000	261,626
Series 2016-SFR1, Class C, 3.443%, 9/17/33 (a)(b)	175,000	177,172
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25 (a)	224,670	223,990
RMAT LLC, Series 2015-1, Class A1, 4.09%, 7/27/20 (a)(b)	294,510	296,169
Sierra Timeshare Receivables Funding LLC:
Series 2013-3A, Class B, 2.70%, 10/20/30 (a)	55,204	55,306
Series 2014-2A, Class B, 2.40%, 6/20/31 (a)	606,864	606,214
Series 2014-3A, Class B, 2.80%, 10/20/31 (a)	85,558	85,788
SolarCity LMC:
Series 2013-1, Class A, 4.80%, 11/20/38 (a)	482,428	476,401
Series 2014-1, Class A, 4.59%, 4/20/44 (a)	255,656	252,873
Series 2014-2, Class A, 4.02%, 7/20/44 (a)	448,723	434,271
Series 2014-2, Class B, 5.44%, 7/20/44 (a)	953,465	884,955
Springleaf Funding Trust, Series 2015-AA, Class B, 3.62%, 11/15/24 (a)	300,000	299,651
Spruce ABS Trust, Series 2016-E1, Class A, 4.32%, 6/15/28 (a)	205,658	202,750
STORE Master Funding LLC, Series 2014-1A, Class A1, 4.21%, 4/20/44 (a)	591,500	593,399
Sunrun Callisto Issuer LLC, Series 2015-1A, Class B, 5.38%, 7/20/45 (a)	378,561	390,794
TAL Advantage V LLC, Series 2014-2A, Class B, 3.97%, 5/20/39 (a)	71,667	64,974
VB-S1 Issuer LLC, Series 2016-1A, Class C, 3.065%, 6/15/46 (a)	300,000	295,480
Vericrest Opportunity Loan Trust, Series 2015-NPL3, Class A1, 3.375%, 10/25/58 (a)(b)	59,900	59,665
VML LLC, Series 2014-NPL1, Class A1, 3.875%, 4/27/54 (a)(b)	117,681	117,051
VOLT XXV LLC, Series 2015-NPL8, Class A1, 3.50%, 6/26/45 (a)(b)	121,206	121,651
VOLT XXXVIII LLC, Series 2015-NP12, Class A1, 3.875%, 9/25/45 (a)(b)	185,195	186,499
Wendys Funding LLC:
Series 2015-1A, Class A2I, 3.371%, 6/15/45 (a)	1,070,695	1,075,667
Series 2015-1A, Class A2II, 4.08%, 6/15/45 (a)	394,000	396,632
		19,817,837

Student Loan - 0.3%
DRB Prime Student Loan Trust, Series 2016-B, Class A2, 2.89%, 6/25/40 (a)	258,552	257,772
SLM Private Education Loan Trust, Series 2013-B, Class B, 3.00%, 5/16/44 (a)	300,000	299,155
Social Professional Loan Program LLC:
Series 2014-B, Class A2, 2.55%, 8/27/29 (a)	214,926	215,526
Series 2014-B, Class A1, 2.028%, 8/25/32 (a)(b)	93,896	95,206
		867,659

Total Asset-Backed Securities (Cost $22,157,277)		22,077,676

See notes to Schedule of Investments

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 1.2%
Bellemeade Re Ltd., Series 2015-1A, Class M2, 5.282%, 7/25/25 (a)(b)	410,955	413,862
Fannie Mae Connecticut Avenue Securities:
Series 2014-C02, Class 1M2, 3.582%, 5/25/24 (b)	300,000	306,014
Series 2014-C03, Class 2M2, 3.882%, 7/25/24 (b)	400,000	411,349
Series 2016-C05, Class 2M1, 2.332%, 1/25/29 (b)	162,309	163,218
Series 2016-C04, Class 1M1, 2.432%, 1/25/29 (b)	673,055	680,412
Series 2016-C06, Class 1M2, 5.232%, 4/25/29 (b)	200,000	211,803
Series 2017-C01, Class 1B1, 6.732%, 7/25/29 (b)	35,000	36,563
Series 2017-C02, Class 2B1, 6.477%, 9/25/29 (b)	65,600	66,010
Freddie Mac Structured Agency Credit Risk Debt Notes:
Series 2015-HQ2, Class M3, 4.232%, 5/25/25 (b)	493,000	521,586
Series 2015-HQA2, Class M2, 3.782%, 5/25/28 (b)	380,297	392,079
Series 2016-DNA2, Class M2, 3.182%, 10/25/28 (b)	300,000	305,540
Series 2016-DNA2, Class B, 11.482%, 10/25/28 (b)	249,973	306,784
Wedgewood Real Estate Trust, Series 2016-1, Class A2, 5.00%, 7/15/46 (a)(b)	54,027	53,919

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $3,693,074)		3,869,139

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.3%
Bear Stearns Commercial Mortgage Securities Trust, Series 2015-RRI, Class D, 3.812%, 5/15/32 (a)(b)	100,000	99,852
BLCP Hotel Trust, Series 2014-CLRN, Class D, 3.412%, 8/15/29 (a)(b)	500,000	501,413
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class B, 2.762%, 12/15/27 (a)(b)	400,000	400,250
Citigroup Commercial Mortgage Trust, Series 2015-SSHP, Class E, 4.312%, 9/15/27 (a)(b)	300,000	298,865
Colony Multifamily Mortgage Trust, Series 2014-1, Class A, 2.543%, 4/20/50 (a)	80,505	80,118
COMM Mortgage Trust, Series 2013-THL, Class C, 2.847%, 6/8/30 (a)(b)	550,000	551,037
Equity Mortgage Trust:
Series 2014-INNS, Class E, 4.297%, 5/8/31 (a)(b)	600,000	596,456
Series 2014-INNS, Class F, 4.747%, 5/8/31 (a)(b)	100,000	98,614
GS Mortgage Securities Trust, Series 2014-NEW, Class D, 3.79%, 1/10/31 (a)	200,000	195,955
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class D, 3.771%, 6/10/27 (a)	300,000	300,382
Series 2014-DSTY, Class C, 3.805%, 6/10/27 (a)(b)	200,000	197,367
Series 2014-INN, Class E, 4.512%, 6/15/29 (a)(b)	750,000	750,000
Morgan Stanley Capital I Trust:
Series 2014-CPT, Class F, 3.446%, 7/13/29 (a)(b)	230,000	225,605
Series 2014-CPT, Class G, 3.446%, 7/13/29 (a)(b)	160,000	155,417
Motel 6 Trust, Series 2015-MTL6, Class E, 5.279%, 2/5/30 (a)	965,000	969,933
MSCG Trust, Series 2016-SNR, Class D, 6.55%, 11/15/34 (a)	310,000	301,574
ORES NPL LLC, Series 2014-LV3, Class B, 6.00%, 3/27/24 (a)	219,913	219,248
TRU Trust:

See notes to Schedule of Investments

Series 2016-TOYS, Class A, 3.162%, 11/15/30 (a)(b)	669,342	671,175
Series 2016-TOYS, Class B, 4.062%, 11/15/30 (a)(b)	365,000	366,874
WFLD Mortgage Trust, Series 2014-MONT, Class C, 3.755%, 8/10/31 (a)(b)	450,000	455,554

Total Commercial Mortgage-Backed Securities (Cost $7,365,943)		7,435,689

CORPORATE BONDS - 17.7%

Basic Materials - 0.2%
Fibria Overseas Finance Ltd., 5.50%, 1/17/27	270,000	270,580
Methanex Corp., 3.25%, 12/15/19	400,000	402,812
		673,392

Communications - 2.0%
AT&T, Inc.:
3.80%, 3/1/24	255,000	258,919
4.125%, 2/17/26	650,000	659,164
4.75%, 5/15/46	320,000	298,588
CBS Corp., 2.90%, 1/15/27	290,000	269,662
Clearwire Communications LLC / Clearwire Finance, Inc., 8.25%, 12/1/40 (a)	125,000	129,219
Comcast Corp., 3.20%, 7/15/36	480,000	425,987
Crown Castle Towers LLC, 3.663%, 5/15/45 (a)	250,000	250,205
NBCUniversal Media LLC, 4.45%, 1/15/43	200,000	201,327
Sprint Communications, Inc., 8.375%, 8/15/17	1,345,000	1,374,590
Telefonica Emisiones SAU, 3.192%, 4/27/18	400,000	405,198
Time Warner Cable LLC:
5.85%, 5/1/17	50,000	50,153
4.00%, 9/1/21	200,000	207,322
Time Warner, Inc., 4.90%, 6/15/42	300,000	293,129
Verizon Communications, Inc.:
1.75%, 8/15/21	265,000	253,692
2.45%, 11/1/22	305,000	294,199
3.50%, 11/1/24	490,000	485,882

See notes to Schedule of Investments

4.862%, 8/21/46	270,000	259,578
5.50%, 3/16/47	550,000	576,480
		6,693,294

Consumer, Cyclical - 2.7%
American Airlines Pass-Through Trust:
Series B, 7.00%, 7/31/19 (a)	393,520	406,309
5.60%, 1/15/22 (a)	327,038	338,075
4.40%, 3/22/25	399,215	402,209
Series B, 5.25%, 7/15/25	320,713	331,136
Carrols Restaurant Group, Inc., 8.00%, 5/1/22	100,000	106,750
CVS Health Corp., 5.125%, 7/20/45	140,000	154,462
CVS Pass-Through Trust, 6.036%, 12/10/28	481,608	541,361
Delta Air Lines Pass-Through Trust, Series 1A, 6.20%, 1/2/20	108,964	114,549
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp., 8.625%, 6/15/20	25,000	23,937
Ford Motor Credit Co. LLC:
6.625%, 8/15/17	150,000	152,736
2.875%, 10/1/18 (c)	350,000	354,142
2.262%, 3/28/19	250,000	250,620
1.964%, 11/4/19 (b)	400,000	402,082
3.336%, 3/18/21	500,000	505,870
4.134%, 8/4/25	375,000	376,829
Home Depot, Inc. (The), 4.20%, 4/1/43	400,000	412,166
JC Penney Corp., Inc., 7.95%, 4/1/17	65,000	65,000
Latam Airlines Pass-Through Trust:
4.50%, 8/15/25	215,132	209,753
4.20%, 8/15/29	234,961	232,905
Lowe's Cos., Inc.:
2.50%, 4/15/26	125,000	118,731
3.70%, 4/15/46	125,000	116,165
New Albertsons, Inc., 7.75%, 6/15/26	25,000	24,437
Newell Brands, Inc., 3.85%, 4/1/23	275,000	284,233
Nordstrom, Inc.:
4.00%, 3/15/27 (c)	240,000	239,177
5.00%, 1/15/44	180,000	170,333
Norwegian Air Shuttle ASA Pass-Through Trust, 4.875%, 11/10/29 (a)	300,000	303,332
Southwest Airlines Co., 3.00%, 11/15/26	280,000	264,335
Staples, Inc., 2.75%, 1/12/18	276,000	277,387
Starbucks Corp., 2.45%, 6/15/26	250,000	239,535
Virgin Australia Pass-Through Trust:
7.125%, 10/23/18 (a)	6,744	6,927
6.00%, 4/23/22 (a)	282,849	288,506
5.00%, 4/23/25 (a)	114,104	118,668
Walgreens Boots Alliance, Inc., 3.45%, 6/1/26	270,000	263,995
Whirlpool Corp.:
3.70%, 3/1/23	400,000	411,742

See notes to Schedule of Investments

3.70%, 5/1/25	200,000	205,112
Wyndham Worldwide Corp.:
4.15%, 4/1/24	120,000	121,022
4.50%, 4/1/27	54,000	54,401
		8,888,929

Consumer, Non-cyclical - 1.3%
Abbott Laboratories, 2.90%, 11/30/21	110,000	110,481
Amgen, Inc., 4.663%, 6/15/51	447,000	447,278
AstraZeneca plc:
3.375%, 11/16/25	300,000	302,054
4.375%, 11/16/45	175,000	178,419
Express Scripts Holding Co.:
3.00%, 7/15/23	125,000	120,826
3.40%, 3/1/27	100,000	94,178
Grupo Bimbo SAB de CV:
3.875%, 6/27/24 (a)	300,000	301,096
4.875%, 6/27/44 (a)	300,000	283,044
Kraft Heinz Foods Co., 5.20%, 7/15/45	300,000	313,126
Land O'Lakes Capital Trust I, 7.45%, 3/15/28 (a)	200,000	222,000
Land O'Lakes, Inc., 6.00%, 11/15/22 (a)	400,000	441,000
Life Technologies Corp., 6.00%, 3/1/20	300,000	328,667
Massachusetts Institute of Technology, 3.959%, 7/1/38	200,000	211,469
MEDNAX, Inc., 5.25%, 12/1/23 (a)	75,000	76,500
Shire Acquisitions Investments Ireland DAC:
2.875%, 9/23/23	305,000	295,948
3.20%, 9/23/26	225,000	214,250
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	200,000	226,950
		4,167,286

Energy - 0.4%
Enterprise Products Operating LLC:
6.30%, 9/15/17	545,000	556,201
7.034% to 1/15/18, floating rate thereafter to 1/15/68 (b)	555,000	574,925
4.85%, 3/15/44	200,000	202,277
ONEOK Partners LP, 6.125%, 2/1/41	105,000	116,098
		1,449,501

Financial - 8.1%
Air Lease Corp.:
5.625%, 4/1/17	105,000	105,000
3.00%, 9/15/23	175,000	171,012
Ally Financial, Inc.:
6.25%, 12/1/17	560,000	574,706
3.60%, 5/21/18	600,000	607,500
American Tower Corp.:

See notes to Schedule of Investments

3.45%, 9/15/21	285,000	290,141
3.375%, 10/15/26	300,000	286,032
Bank of America Corp.:
2.00%, 1/11/18	739,000	740,889
3.124% to 1/20/22, floating rate thereafter to 1/20/23 (b)	600,000	603,083
2.221%, 10/21/22 (b)	280,000	284,428
2.503%, 10/21/22	1,375,000	1,340,343
3.875%, 8/1/25	840,000	854,891
3.824% to 1/20/27, floating rate thereafter to 1/20/28 (b)	1,385,000	1,387,323
Capital One Bank, 2.25%, 2/13/19	200,000	200,303
Capital One Financial Corp.:
4.20%, 10/29/25	300,000	301,196
3.75%, 7/28/26	335,000	324,407
Capital One NA, 2.35%, 8/17/18	340,000	342,142
CIT Group, Inc.:
4.25%, 8/15/17	500,000	504,375
5.25%, 3/15/18	1,050,000	1,078,219
Citigroup, Inc.:
1.70%, 4/27/18	840,000	840,356
2.65%, 10/26/20	440,000	442,849
6.25% to 8/15/26, floating rate thereafter (b)(d)	275,000	296,656
3.887% to 1/10/27, floating rate thereafter to 1/10/28 (b)	1,735,000	1,742,733
Citizens Bank NA:
2.25%, 3/2/20	250,000	249,641
2.55%, 5/13/21	200,000	198,865
Citizens Financial Group, Inc.:
5.158% to 6/29/18, floating rate thereafter to 6/29/23 (b)	590,000	606,010
2.375%, 7/28/21	170,000	167,636
Compass Bank, 1.85%, 9/29/17	250,000	249,930
Credit Acceptance Corp.:
6.125%, 2/15/21	120,000	119,700
7.375%, 3/15/23	300,000	301,500
DDR Corp.:
4.75%, 4/15/18	300,000	306,799
3.625%, 2/1/25	300,000	288,602
Digital Realty Trust LP, 4.75%, 10/1/25	260,000	274,405
Discover Financial Services:
3.85%, 11/21/22	500,000	509,854
3.95%, 11/6/24	200,000	200,306
ING Bank NV, 2.00%, 11/26/18 (a)	450,000	449,692
International Finance Corp., 1.75%, 3/30/20	320,000	319,910
iStar, Inc.:
4.00%, 11/1/17	460,000	461,150
6.00%, 4/1/22	367,000	372,505
Morgan Stanley:
2.80%, 6/16/20	1,000,000	1,012,130

See notes to Schedule of Investments

4.875%, 11/1/22	260,000	281,124
2.443%, 10/24/23 (b)	260,000	265,517
4.00%, 7/23/25	325,000	335,123
3.125%, 7/27/26	640,000	610,864
Navient Corp., 6.50%, 6/15/22	21,000	21,184
OneMain Financial Holdings LLC, 6.75%, 12/15/19 (a)	75,000	78,375
PNC Bank NA, 2.70%, 11/1/22	500,000	495,761
Prudential Financial, Inc., 8.875% to 6/15/18, floating rate thereafter to 6/15/68 (b)	350,000	376,250
Synchrony Financial:
1.875%, 8/15/17	1,000,000	1,000,372
2.438%, 11/9/17 (b)	55,000	55,307
Toronto-Dominion Bank (The):
1.75%, 7/23/18	450,000	451,015
3.625% to 9/15/26, floating rate thereafter to 9/15/31 (b)	570,000	558,172
Vornado Realty LP, 2.50%, 6/30/19	375,000	377,122
Wells Fargo & Co.:
2.50%, 3/4/21	500,000	498,568
2.10%, 7/26/21	350,000	342,798
3.069%, 1/24/23	1,270,000	1,277,724
Westpac Banking Corp., 4.322% to 11/23/26, floating rate thereafter to 11/23/31 (b)	330,000	333,468
		26,765,963

Government - 0.1%
International Bank for Reconstruction & Development, 1.005%, 10/1/18	300,000	298,352

Industrial - 1.4%
Carlisle Cos., Inc., 3.75%, 11/15/22	435,000	438,138
Johnson Controls International plc, 4.625%, 7/2/44 (b)	225,000	230,849
Keysight Technologies, Inc., 4.60%, 4/6/27	369,000	371,676
Masco Corp.:
4.45%, 4/1/25	100,000	104,374
6.50%, 8/15/32	150,000	177,032
Owens Corning, 3.40%, 8/15/26	230,000	222,735
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.375%, 2/1/22 (a)	375,000	380,509
Pentair Finance SA:
1.875%, 9/15/17	700,000	700,342
3.625%, 9/15/20	310,000	318,329
SBA Tower Trust:
2.933%, 12/9/42 (a)	60,000	60,030
2.24%, 4/15/43 (a)	220,000	220,028
2.877%, 7/15/46 (a)	300,000	298,233
3.722%, 4/15/48 (a)	660,000	668,407
SMBC Aviation Capital Finance DAC, 2.65%, 7/15/21 (a)	260,000	253,110
Tutor Perini Corp., 7.625%, 11/1/18	25,000	25,031
		4,468,823

See notes to Schedule of Investments

Technology - 1.5%
Apple, Inc.:
3.25%, 2/23/26	175,000	176,784
3.45%, 2/9/45	175,000	155,985
Broadridge Financial Solutions, Inc., 3.95%, 9/1/20	205,000	214,644
CA, Inc., 4.70%, 3/15/27	250,000	259,436
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 6.02%, 6/15/26 (a)	550,000	599,600
Dun & Bradstreet Corp. (The), 3.50%, 12/1/17	400,000	402,858
DXC Technology Co.:
2.875%, 3/27/20 (a)	139,000	140,165
4.25%, 4/15/24 (a)	149,000	151,507
Hewlett Packard Enterprise Co.:
2.45%, 10/5/17	1,120,000	1,123,268
2.85%, 10/5/18	190,000	192,289
Intel Corp., 3.10%, 7/29/22	200,000	205,554
Microsoft Corp.:
2.40%, 8/8/26	285,000	269,658
4.45%, 11/3/45	250,000	263,850
Oracle Corp.:
2.40%, 9/15/23	100,000	97,341
2.65%, 7/15/26	230,000	219,008
Seagate HDD Cayman:
4.875%, 3/1/24 (a)	235,000	230,899
4.875%, 6/1/27	60,000	56,171
		4,759,017

Total Corporate Bonds (Cost $57,793,542)		58,164,557

FLOATING RATE LOANS (e) - 0.1%

Consumer, Cyclical - 0.1%
Varsity Brands, Inc., 5.00%, 12/11/21 (b)	246,222	249,222

See notes to Schedule of Investments

Financial - 0.0%
Alliance Mortgage Investments Term Loan, 0.00%, 6/1/10 *(b)(f)(g)(h)	385,345	10,212

Total Floating Rate Loans (Cost $632,286)		259,434

SOVEREIGN GOVERNMENT BONDS - 0.1%
Nacional Financiera SNC, 3.375%, 11/5/20 (a)	490,000	497,105

Total Sovereign Government Bonds (Cost $489,358)		497,105

TAXABLE MUNICIPAL OBLIGATIONS - 0.9%

California - 0.2%
Los Angeles California Unified School District GO Bonds, 5.75%, 7/1/34	450,000	552,348

Connecticut - 0.1%
Connecticut Special Tax Obligation Revenue Bonds, 5.459%, 11/1/30	300,000	348,063

Massachusetts - 0.1%
Commonwealth of Massachusetts GO Bonds, 3.277%, 6/1/46	325,000	296,198

New York - 0.5%
New York City GO Bonds, 5.206%, 10/1/31	470,000	545,449
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, 5.767%, 8/1/36	600,000	728,088
New York State Dormitory Authority Revenue Bonds, 5.289%, 3/15/33	400,000	467,420
New York Transportation Development Corp. Revenue Bonds:
(LaGuardia Airport Terminal B Redevelopment), 3.423%, 7/1/27	50,000	48,120
(LaGuardia Airport Terminal B Redevelopment), 3.473%, 7/1/28	50,000	47,586
		1,836,663

Total Taxable Municipal Obligations (Cost $3,034,245)		3,033,272

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 0.1%
Overseas Private Investment Corp., 3.22%, 9/15/29	450,000	449,714

Total U.S. Government Agencies and Instrumentalities (Cost $450,000)		449,714

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.3%
Fannie Mae:
2.65%, 6/1/26	345,749	340,454
2.68%, 7/1/26	350,000	343,559

See notes to Schedule of Investments

2.784%, 2/25/27(b)	324,306	326,929

Total U.S. Government Agency Mortgage-Backed Securities (Cost $1,033,154)		1,010,942

U.S. TREASURY OBLIGATIONS - 7.2%
U.S. Treasury Bonds:
2.25%, 8/15/46	8,529,000	7,218,332
2.875%, 11/15/46	1,575,000	1,528,180
U.S. Treasury Notes:
1.375%, 12/15/19	2,316,000	2,311,657
1.75%, 11/30/21	2,206,000	2,191,610
2.125%, 11/30/23	508,000	506,254
2.00%, 11/15/26	5,492,000	5,305,360
2.25%, 2/15/27	4,550,000	4,491,883

Total U.S. Treasury Obligations (Cost $23,588,988)		23,553,276

COMMERCIAL PAPER - 0.2%
Vodafone Group plc, 1.60%, 9/12/17 (a)	570,000	566,011

Total Commercial Paper (Cost $565,845)		566,011

TIME DEPOSIT - 4.5%
State Street Bank and Trust Eurodollar Time Deposit, 0.09%, 4/3/17	14,866,581	14,866,581

Total Time Deposit (Cost $14,866,581)		14,866,581

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.62%	446,945	446,945

Total Short Term Investment of Cash Collateral For Securities Loaned (Cost $446,945)		446,945

TOTAL INVESTMENTS (Cost $317,021,638) - 101.0%		332,246,375
Other assets and liabilities, net - (1.0%)		(3,325,930)
NET ASSETS - 100.0%		328,920,445

See notes to Schedule of Investments

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $37,739,698, which represents 11.5% of the net assets of the Portfolio as of March 31, 2017.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate in effect on March 31, 2017.
(c) Security, or portion of security, is on loan. Total value of securities on loan is $438,921 as of March 31, 2017.
(d) Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(e) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at March 31, 2017. Floating rate loans are generally considered restrictive in that the Portfolio is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(f) Restricted security. Total market value of restricted securities amounts to $10,212, which represents less than 0.05% of the net assets of the Portfolio as of March 31, 2017.
(g) For fair value measurement disclosure purposes, security is categorized as Level 3.
(h) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

Abbreviations:
ADR:	American Depositary Receipt
GO:	General Obligation

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Alliance Mortgage Investments Term Loan, 0.00%, 6/1/10	5/26/05-6/13/07	385,345

See notes to Schedule of Investments

CALVERT VP SRI MID CAP PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2017 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 99.0%

Aerospace & Defense - 1.1%
Hexcel Corp.	8,820	481,131

Air Freight & Logistics - 1.4%
C.H. Robinson Worldwide, Inc.	7,785	601,703

Auto Components - 1.2%
Delphi Automotive plc	6,500	523,185

Automobiles - 0.3%
Tesla, Inc. *	428	119,112

Banks - 4.1%
Bank of the Ozarks, Inc.	10,960	570,030
First Republic Bank	4,961	465,391
Great Western Bancorp, Inc.	7,662	324,945
KeyCorp	25,125	446,723
		1,807,089

Biotechnology - 1.6%
Alexion Pharmaceuticals, Inc. *	3,300	400,092
Incyte Corp. *	2,191	292,871
		692,963

Building Products - 1.6%
Johnson Controls International plc	16,426	691,863

Capital Markets - 4.9%
CBOE Holdings, Inc.	8,493	688,528
E*Trade Financial Corp. *	12,511	436,509
Lazard Ltd., Class A	10,977	504,832
S&P Global, Inc.	4,079	533,288
		2,163,157

Chemicals - 1.7%
PPG Industries, Inc.	7,205	757,101

Containers & Packaging - 2.6%
Crown Holdings, Inc. *	8,640	457,488

See notes to Schedule of Investments

WestRock Co.	13,190	686,276
		1,143,764

Distributors - 0.8%
LKQ Corp. *	12,784	374,188

Diversified Consumer Services - 3.0%
Bright Horizons Family Solutions, Inc. *	9,746	706,488
ServiceMaster Global Holdings, Inc. *	15,371	641,739
		1,348,227

Electric Utilities - 1.3%
Portland General Electric Co.	13,309	591,186

Electrical Equipment - 3.5%
AMETEK, Inc.	14,008	757,553
Hubbell, Inc.	6,772	812,978
		1,570,531

Electronic Equipment & Instruments - 4.1%
Amphenol Corp., Class A	8,496	604,660
Avnet, Inc.	12,181	557,403
Dolby Laboratories, Inc., Class A	12,464	653,238
		1,815,301

Energy Equipment & Services - 3.8%
Oceaneering International, Inc.	31,784	860,711
TechnipFMC plc *	25,090	815,425
		1,676,136

Equity Real Estate Investment Trusts (REITs) - 10.0%
AvalonBay Communities, Inc.	5,148	945,173
Equity Residential	14,099	877,240
Extra Space Storage, Inc.	11,706	870,809
Federal Realty Investment Trust	6,322	843,987
National Retail Properties, Inc.	19,930	869,346
		4,406,555

Food & Staples Retailing - 0.7%
Kroger Co. (The)	10,229	301,653

Food Products - 3.3%
B&G Foods, Inc. (a)	5,219	210,065
Blue Buffalo Pet Products, Inc. *	13,861	318,803
Kellogg Co.	6,282	456,136
Pinnacle Foods, Inc.	8,570	495,946

See notes to Schedule of Investments

		1,480,950

Gas Utilities - 3.2%
Southwest Gas Holdings, Inc.	7,848	650,678
UGI Corp.	15,316	756,610
		1,407,288

Health Care Equipment & Supplies - 3.2%
Teleflex, Inc.	4,968	962,451
West Pharmaceutical Services, Inc.	5,401	440,775
		1,403,226

Health Care Providers & Services - 1.6%
Humana, Inc.	1,144	235,824
McKesson Corp.	3,135	464,795
		700,619

Household Durables - 2.6%
Newell Brands, Inc.	13,078	616,889
Whirlpool Corp.	3,087	528,896
		1,145,785

Insurance - 4.9%
Alleghany Corp. *	1,509	927,522
American Financial Group, Inc.	5,229	498,951
First American Financial Corp.	18,420	723,538
		2,150,011

Internet Software & Services - 2.9%
Akamai Technologies, Inc. *	6,402	382,199
eBay, Inc. *	26,408	886,517
		1,268,716

IT Services - 3.7%
Amdocs Ltd.	15,707	957,970
Convergys Corp.	9,955	210,548
Fiserv, Inc. *	4,229	487,646
		1,656,164

Life Sciences - Tools & Services - 1.2%
VWR Corp. *	18,175	512,535

Machinery - 3.1%
Fortive Corp.	12,772	769,130
Ingersoll-Rand plc	7,437	604,777
		1,373,907

See notes to Schedule of Investments

Media - 2.1%
Interpublic Group of Cos., Inc. (The)	37,614	924,176

Metals & Mining - 1.0%
Reliance Steel & Aluminum Co.	5,583	446,752

Multi-Utilities - 2.1%
CMS Energy Corp.	10,938	489,366
Sempra Energy	3,836	423,878
		913,244

Oil, Gas & Consumable Fuels - 1.0%
Enbridge, Inc.	10,238	428,358

Personal Products - 1.0%
Estee Lauder Cos., Inc. (The), Class A	5,048	428,020

Pharmaceuticals - 1.0%
Zoetis, Inc.	8,516	454,499

Professional Services - 2.1%
Verisk Analytics, Inc. *	11,249	912,744

Road & Rail - 1.3%
Norfolk Southern Corp.	5,129	574,294

Semiconductors & Semiconductor Equipment - 3.7%
Applied Materials, Inc.	11,253	437,742
Cirrus Logic, Inc. *	4,118	249,921
NXP Semiconductors NV *	9,335	966,173
		1,653,836

Software - 1.5%
Intuit, Inc.	5,655	655,923

Specialty Retail - 4.8%
Advance Auto Parts, Inc.	5,344	792,301
Burlington Stores, Inc. *	4,500	437,805
Ross Stores, Inc.	13,623	897,347
		2,127,453

Total Common Stocks (Cost $42,417,651)		43,683,345

See notes to Schedule of Investments

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 1.0%
State Street Bank and Trust Eurodollar Time Deposit, 0.09%, 4/3/17	445,293	445,293

Total Time Deposit (Cost $445,293)		445,293

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.5%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.62%	214,389	214,389

Total Short Term Investment of Cash Collateral For Securities Loaned (Cost $214,389)		214,389

TOTAL INVESTMENTS (Cost $43,077,333) - 100.5%		44,343,027
Other assets and liabilities, net - (0.5%)		(220,069)
NET ASSETS - 100.0%		44,122,958

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Security, or portion of security, is on loan. Total value of securities on loan is $207,932 as of March 31, 2017.

See notes to Schedule of Investments

Calvert Variable Series, Inc. (the “Corporation”) was organized as a Maryland corporation on September 27, 1982, and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Corporation operates two (2) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the portfolio holdings for Calvert VP SRI Mid Cap Portfolio and Calvert VP SRI Balanced Portfolio (each, a “Portfolio” and collectively, the “Portfolios”).
NOTE A - Valuation
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including a portfolio's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.
The following tables summarize the market value of each Portfolio’s holdings as of March 31, 2017, based on the inputs used to value them:

VP SRI MID CAP
	VALUATION INPUTS
INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks*	$43,683,345	$—	$—	$43,683,345
Time Deposit	—	445,293	—	445,293
Short Term Investment of Cash Collateral For Securities Loaned	214,389	—	—	214,389
TOTAL	$43,897,734	$445,293	$—	$44,343,027

* For further breakdown of equity securities by industry, please refer to the Schedule of Investments.

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2017.

VP SRI BALANCED
	VALUATION INPUTS
INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks*	$196,016,034	$—	$—	$196,016,034
Asset-Backed Securities	—	22,077,676	—	22,077,676
Collateralized Mortgage-Backed Obligations (Privately Originated)	—	3,869,139	—	3,869,139
Commercial Mortgage-Backed Securities	—	7,435,689	—	7,435,689
Corporate Bonds	—	58,164,557	—	58,164,557
Floating Rate Loans	—	249,222	10,212	259,434
Sovereign Government Bonds	—	497,105	—	497,105
Taxable Municipal Obligations	—	3,033,272	—	3,033,272
U.S. Government Agencies and Instrumentalities	—	449,714	—	449,714
U.S. Government Agency Mortgage-Backed Securities	—	1,010,942	—	1,010,942
U.S. Treasury Obligations	—	23,553,276	—	23,553,276
Commercial Paper	—	566,011	—	566,011
Time Deposit	—	14,866,581	—	14,866,581
Short Term Investment of Cash Collateral For Securities Loaned	446,945	—	—	446,945
TOTAL	$196,462,979	$135,773,184	$10,212^	$332,246,375

* For further breakdown of equity securities by industry, please refer to the Schedule of Investments.
^ Level 3 securities represent less than 0.05% of net assets.

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2017.
NOTE B – Futures Contracts
During the period ended March 31, 2017, the VP SRI Balanced Portfolio used U.S. Treasury and equity futures contracts as a substitute for direct investment in particular asset classes, to hedge against interest rate changes, to manage overall duration of the Portfolio, and to implement tactical asset allocation decisions. The VP SRI Balanced Portfolio's futures contracts at period end, if any, are presented in the Schedule of Investments.

The volume of outstanding contracts has varied throughout the period ended March 31, 2017 with an average notional cost of contracts as in the following table:

	Average Notional Cost of Contracts
	Long	Short
VP SRI Balanced Portfolio	$—	$(1,728,461)

NOTE C – Tax Information
The cost and unrealized appreciation (depreciation) of investments of the Portfolios at March 31, 2017, as determined on a federal income tax basis, were as follows:

	VP SRI MID CAP	VP SRI BALANCED
Unrealized appreciation	$2,314,796	$19,731,396
Unrealized (depreciation)	(1,043,212)	(4,600,199)
Net unrealized appreciation (depreciation)	$1,271,584	$15,131,197

Federal income tax cost of investments	$43,071,443	$317,115,178

For information on each Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to each Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Variable Series, Inc.

By:    /s/ John H. Streur
    John H. Streur
    President

Date:    May 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ John H. Streur
    John H. Streur
    President

Date:    May 22, 2017

By:    /s/ James F. Kirchner
    James F. Kirchner
    Treasurer

Date:    May 22, 2017